Financial Instruments and Financial Risk Management - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - Recurring Fair Value Measurement - FVtPL - EUR (€)
€ in Thousands
	Dec. 31, 2025	Sep. 30, 2025
Level 2
Disclosure of detailed information about financial instruments [line items]
Currency derivative	€ 6,497	€ 16,851
Derivative liabilities	1,508	347
Level 3
Disclosure of detailed information about financial instruments [line items]
Senior Note - embedded derivative	€ 32,995	€ 22,796